Income and other taxes - Reconciliation of effective tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Income before income taxes	$ 582,147	$ 666,338
Deduct earnings of associate	(76,938)	(97,743)
Income (loss) before income taxes after deduction of earnings of associate	$ 505,209	$ 568,595
Canadian statutory tax rate	24.50%	24.50%
Income tax recovery (expense) calculated at Canadian statutory tax rate	$ (123,776)	$ (139,306)
Decrease (increase) in income tax expense resulting from:
Impact of income and losses taxed in foreign jurisdictions	1,346	(24,313)
Utilization of unrecognized loss carryforwards and temporary differences	7,077	7,008
Impact of tax rate changes and tax settlements	(23)	43,515
Impact of foreign exchange	3,783	(3,198)
Other business taxes	(11,065)	(3,691)
Impact of items (expenses) not taxable (deductible) for tax purposes	3,624	8,377
Adjustments to prior years	(724)	(373)
Other	(101)	1,554
Total income tax (expense) recovery	$ (119,859)	$ (110,427)